Financial instruments and financial risk management - Trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Trade receivables	$ 27,001	$ 28,750
Level 2
Disclosure of fair value measurement of assets [line items]
Trade receivables	27,001	28,750
Trade receivables
Disclosure of fair value measurement of assets [line items]
Trade receivables	27,001	28,750
Trade receivables | Level 2
Disclosure of fair value measurement of assets [line items]
Trade receivables	$ 27,001	$ 28,750